UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
August 5, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                90
                                              -----------
Form 13F Information Table Value Total:       $   425,845
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 06/30/09








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,666  61,004SH SOLE		       61,004
Aglres		COM   001204106	1,097  34,498SH SOLE                   34,498
Alliance Res.	COM   01877r108	1,694  52,130SH	SOLE		       52,130
Altria Group    COM   02209S103 4,408 268,972SH SOLE                  268,972
Anadarko Pete	COM   032511107   629  13,865SH SOLE		       13,865
BeBe Stores Inc.COM   075571109   699 101,710SH SOLE                  101,710
Boardwalk Pipe.	COM   096627104 1,736  76,885SH SOLE		       76,885
Buckeye Partner COM   118230101 1,838  42,934SH SOLE                   42,934
Caterpillar 	COM   149123101 2,406  72,831SH SOLE                   72,831
CBL & Assoc PPt	COM   124830100   390  72,406SH SOLE                   72,406
Charlotte Russe COM   161048103   523  41,000SH SOLE                   41,000
Chevron Corp	COM   166764100 6,137  92,637SH SOLE	               92,637
China Bak Batt  COM   16936Y100   420 142,710SH SOLE                  142,710
Cogent          COM   19239Y108   418  39,000SH SOLE                   39,000
ConocoPhillips  COM   20825C104 5,518 131,214SH SOLE                  131,214
Cooper Tire Rub COM   216831107 1,155 116,500SH SOLE                  116,500
Coventry Health COM   222862104   785  42,000SH SOLE                   42,000
Direxion Lg Cap COM   25459W854 1,476  42,000SH SOLE                   42,000
Dow Chemical	COM   260543103 2,831 175,419SH SOLE                  175,419
Dress Barn Inc. COM   261570105   624  43,700SH SOLE                   43,700
Eagle Rock      COM   26985r104 2,702 847,325SH SOLE                  847,325
Eastman Chem	COM   277432100 2,749  72,542SH SOLE                   72,542
Enbridge Energy COM   29250r106 1,363  35,340SH SOLE                   35,340
Energy Trans Eq COM   29273V100   380  15,000SH SOLE                   15,000
Enerplus Res	COM   29274D604	  931  43,338SH SOLE		       43,338
Energy Transfer COM   29273R109 1,494  36,918SH SOLE                   36,918
Exxon Mobil	COM   30231G102   791  11,315SH SOLE                   11,315
Freeport McM.	COM   35671D857 6,369 127,114SH SOLE                  127,114
Freightcar Amer.COM   357023100   544  32,400SH SOLE                   32,400
General Elec	COM   369604103	3,450 294,433SH SOLE		      294,433
Genuine Parts	COM   372460105   552  16,460SH SOLE                   16,460
GlaxoSmithKlin  COM   37733W105 3,691 104,450SH SOLE                  104,450
H & E Equipment COM   404030108   458  49,005SH SOLE                   49,005
Harley David.	COM   412822108	1,301  80,270SH SOLE		       80,270
Hawaiian Elec.	COM   419870100	2,008 105,367SH SOLE		      105,367
Heinz		COM   423074103 2,036  57,046SH SOLE		       57,046
Hershey Co.	COM   427866108	5,553 154,277SH SOLE		      154,277
Home Depot	COM   437076102	5,578 236,068SH SOLE		      236,068
Insteel Indust. COM   45774W108   285  34,600SH SOLE                   34,600
Intel Corp.     COM   458140100 5,588 337,684SH SOLE                  337,684
Ishares TR Dow  COM   464287739 7,585 233,969SH SOLE                  233,969
Johnson & John	COM   478160104 4,258  74,973SH SOLE                   74,973
Kenneth Cole    COM   193294105   315  44,855SH SOLE                   44,855
Kinder Morgan   COM   494550106 1,691  33,084SH SOLE                   33,084
Kraft Foods 	COM   50075N104 4,777 188,523SH SOLE		      188,523
Limited Brand	COM   532716107 1,035  86,495SH SOLE                   86,495
Magellan Mid.   COM   559080106 1,584  45,598SH SOLE                   45,598
Marathon Oil	COM   565849106 1,671  55,486SH SOLE                   55,486
Merck & Co.	COM   589331107 5,635 201,542SH SOLE                  201,542
Mesa Royalty TR COM   590660106 1,155  42,970SH SOLE                   42,970
Nicor Inc.	COM   654086107	1,765  50,991SH SOLE		       50,991
Nucor Corp.	COM   670346105	2,038  45,891SH SOLE		       45,891
Nustar          COM   67058h102 2,765  51,189SH SOLE                   51,189
Occidental Pet.	COM   674599105	203,776 3,096,435SH SOLE            3,096,435
Odyssey Healthc COM   67611V101   914  89,000SH SOLE                   89,000
Olin Corp	COM   680665205 3,008 252,997SH SOLE                  252,997
Paccar Inc	COM   693718108 3,218  99,237SH SOLE                   99,237
Patterson UTI   COM   703481101   686  53,350SH SOLE                   53,350
Penn VA         COM   707884102   841  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,236  97,167SH SOLE                   97,167
Pfizer		COM   717081103 5,894 392,981SH SOLE                  392,981
Philip Morris	COM   718172109	4,690 107,527SH SOLE		      107,527
Pioneer Drillin COM   723655106	  408  85,190SH SOLE                   85,190
Plains All Amer COM   726503105 1,633  38,392SH SOLE                   38,392
Polaris Ind.	COM   731068102 2,002  62,351SH SOLE                   62,351
Portland Gene	COM   736508847   428  22,000SH SOLE		       22,000
PPG Industries	COM   693506107 3,375  76,898SH SOLE                   76,898
Procter&Gamble  COM   742718109 1,825  35,728SH SOLE                   35,728
Scana Corp 	COM   80589M102	1,155  35,600SH SOLE		       35,600
Fin. Sector SPDRCOM   81369Y605 4,101 343,257SH SOLE                  343,257
Silicon Graphic	COM   82706L108	  646 142,500SH SOLE		      142,500
Skechers USA    COM   830566105   242  24,870SH	SOLE                   24,870
Southern Copper COM   84265V105 4,973 243,346SH SOLE                  243,346
SPDR Gold Share COM   78463V107 21,381 234,500SH SOLE                 234,500
Suncor Energy   COM   867229106   500  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 1,743  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 3,056 221,800SH SOLE                  221,800
T C Pipelines   COM   87233q108 2,200  63,249SH SOLE                   63,249
Telecom Corp NZ	COM   879278208	3,057 351,055SH SOLE		      351,055
Teppco Partners COM   872384102 1,495  50,072SH SOLE                   50,072
Trinity Indust. COM   896522109 1,023  75,163SH SOLE                   75,163
United Parcel	COM   911312106	1,497  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 3,283  99,177SH SOLE                   99,177
Universal ForestCOM   913543104 1,148  34,700SH SOLE                   34,700
Valero Energy   COM   91913Y100 4,025 238,359SH SOLE                  238,359
Verizon Comm	COM   92343V104 6,662 216,807SH SOLE                  216,807
Viropharma Inc. COM   928241108   951 160,470SH SOLE                  160,470
Wal-Mart 	COM   931142103	2,640  54,501SH SOLE		       54,501
Western Refin.  COM   959319104   508  72,000SH SOLE                   72,000
Weyerhaeuser	COM   962166104	3,032  99,664SH SOLE		       99,664





REPORT SUMMARY:   90        425,845